Note 13 - Retirement And Pension Plans (Details) - Net periodic pension cost In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Net periodic pension cost [Abstract]
Service cost	$ 5,089	¥ 479,158	¥ 467,583	¥ 421,771
Interest cost	499	46,975	48,335	41,424
Expected return on plan assets	(317)	(29,796)	(27,086)	(26,085)
Amortization of transition obligation	4	369	369	369
Other			(12,632)	6,316
Net periodic pension cost	$ 5,275	¥ 496,706	¥ 476,569	¥ 437,479